Fair Value Disclosure and Measurement (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Fair value disclosure
Long-term notes payable	$ 4,741,515		¥ 21,811,666		¥ 30,714,586
Fair value measurement
Total assets measured at fair value	3,288,673		4,867,748		21,303,367
Long-term investments, losses	(18,060)	¥ (116,980)	(93,420)	¥ (17,520)
Intangible assets, losses		0	(1,630)	(4,620)
Total losses	(18,058)	(116,978)	(95,049)	¥ (24,197)
Short-term Investments | Fixed-rate Investments
Fair value disclosure
Held-to-maturity investments	5,732,517		38,248,723		37,134,096
Fair value measurement
Available-for-sale investments, current	1,074,192		2,865,096		6,958,399
Short-term Investments | Adjustable-rate Debt Investments
Fair value disclosure
Held-to-maturity investments			59,519
Fair value measurement
Available-for-sale investments, current	2,057,085		1,568,543		13,325,385
Short-term Investments | Equity Investments
Fair value measurement
Available-for-sale investments, current	114,640		45,508		742,618
Other Long-term Investments | Fixed-rate Investments
Fair value disclosure
Held-to-maturity investments	278,867		531,318		1,806,446
Other Long-term Investments | Equity Investments
Fair value measurement
Available-for-sale investments, noncurrent	42,756		115,921		276,965
Other Long-term Investments | Debt Investment
Fair value measurement
Available-for-sale investments, noncurrent			272,680
Time Deposits
Fair value disclosure
Cash equivalents	104,665		1,746,888		678,000
Money Market Fund
Fair value disclosure
Cash equivalents	93,914		755,095		608,353
Fair Value, Inputs, Level 1
Fair value disclosure
Long-term notes payable			21,811,666		30,714,586
Fair value measurement
Total assets measured at fair value			161,429		1,019,583
Fair Value, Inputs, Level 1 | Money Market Fund
Fair value disclosure
Cash equivalents			755,095		608,353
Fair Value, Inputs, Level 2
Fair value measurement
Total assets measured at fair value			4,433,639		20,283,784
Fair Value, Inputs, Level 2 | Short-term Investments | Fixed-rate Investments
Fair value disclosure
Held-to-maturity investments			38,248,723		37,134,096
Fair Value, Inputs, Level 2 | Short-term Investments | Adjustable-rate Debt Investments
Fair value disclosure
Held-to-maturity investments			59,519
Fair Value, Inputs, Level 2 | Other Long-term Investments | Fixed-rate Investments
Fair value disclosure
Held-to-maturity investments			531,318		1,806,446
Fair Value, Inputs, Level 2 | Time Deposits
Fair value disclosure
Cash equivalents			1,746,888		678,000
Fair Value, Inputs, Level 3
Fair value measurement
Total assets measured at fair value			272,680
Fair Value, Measurements, Nonrecurring
Fair value measurement
Long-term investments	0		0		0
Intangible assets	0		0		0
Long-term investments, losses	(18,058)	(116,978)	(93,424)
Intangible assets, losses			(1,625)
Total losses	(18,058)	¥ (116,978)	(95,049)
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 1
Fair value measurement
Long-term investments			0		0
Intangible assets			0		0
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 2
Fair value measurement
Long-term investments			0		0
Intangible assets			0		0
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 3
Fair value measurement
Long-term investments			0		0
Intangible assets			0		0
Fair Value, Measurements, Recurring | Short-term Investments | Fixed-rate Investments
Fair value measurement
Available-for-sale investments, current	1,074,192		2,865,096		6,958,399
Fair Value, Measurements, Recurring | Short-term Investments | Adjustable-rate Debt Investments
Fair value measurement
Available-for-sale investments, current	2,057,085		1,568,543		13,325,385
Fair Value, Measurements, Recurring | Short-term Investments | Equity Investments
Fair value measurement
Available-for-sale investments, current	114,640		45,508		742,618
Fair Value, Measurements, Recurring | Other Long-term Investments | Equity Investments
Fair value measurement
Available-for-sale investments, noncurrent	$ 42,756		115,921		276,965
Fair Value, Measurements, Recurring | Other Long-term Investments | Debt Investment
Fair value measurement
Available-for-sale investments, noncurrent			272,680
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Short-term Investments | Equity Investments
Fair value measurement
Available-for-sale investments, current			45,508		742,618
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Other Long-term Investments | Equity Investments
Fair value measurement
Available-for-sale investments, noncurrent			115,921		276,965
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Short-term Investments | Fixed-rate Investments
Fair value measurement
Available-for-sale investments, current			2,865,096		6,958,399
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Short-term Investments | Adjustable-rate Debt Investments
Fair value measurement
Available-for-sale investments, current			1,568,543		¥ 13,325,385
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Other Long-term Investments | Debt Investment
Fair value measurement
Available-for-sale investments, noncurrent			¥ 272,680